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www.dechert.com

RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

November 15, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:                             Triloma EIG Energy Income Term Fund – Term I

On behalf of Triloma EIG Energy Income Fund – Term I (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 9 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of (i) updating certain financial information; (ii) filing any required exhibits; and (iii) making other non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984), we respectfully request on behalf of the Registrant that the Division of Investment Management consider the filing of Post-Effective Amendment No. 3 to the Registration Statement appropriate for selective review. The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in the Registrant’s Registration Statement, which was declared effective on July 24, 2015.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz